UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00159)

Exact name of registrant as specified in charter:	Putnam Investors Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2012

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments:

Putnam Investors Fund

The fund's portfolio
4/30/12 (Unaudited)

COMMON STOCKS (98.8%)(a)
	Shares	Value

Aerospace and defense (4.0%)

Embraer SA ADR (Brazil)	159,300	$5,518,152

General Dynamics Corp.	81,800	5,521,500

Honeywell International, Inc.	230,200	13,963,932

L-3 Communications Holdings, Inc.	88,200	6,486,228

Northrop Grumman Corp.	115,000	7,277,200

Precision Castparts Corp.	21,600	3,809,592

Raytheon Co.	40,000	2,165,600

United Technologies Corp.	137,200	11,201,008

		55,943,212
Air freight and logistics (0.8%)

United Parcel Service, Inc. Class B(S)	141,100	11,025,554

		11,025,554
Airlines (0.8%)

Southwest Airlines Co.	359,000	2,972,520

Spirit Airlines, Inc.(NON)	241,748	5,806,787

United Continental Holdings, Inc.(NON)(S)	139,200	3,051,264

		11,830,571
Auto components (0.5%)

Autoliv, Inc. (Sweden)	41,400	2,597,436

Lear Corp.	57,000	2,365,500

TRW Automotive Holdings Corp.(NON)	61,611	2,816,239

		7,779,175
Automobiles (0.5%)

Ford Motor Co.	577,400	6,513,072

		6,513,072
Beverages (2.5%)

Coca-Cola Co. (The)	135,300	10,326,096

Coca-Cola Enterprises, Inc.	458,300	13,803,996

Molson Coors Brewing Co. Class B	74,000	3,076,920

PepsiCo, Inc.	129,100	8,520,600

		35,727,612
Biotechnology (1.2%)

Amgen, Inc.	77,200	5,489,692

Celgene Corp.(NON)	48,400	3,529,328

Cubist Pharmaceuticals, Inc.(NON)	80,600	3,407,768

Gilead Sciences, Inc.(NON)(S)	76,600	3,983,966

		16,410,754
Building products (0.4%)

Fortune Brands Home & Security, Inc.(NON)	244,464	5,559,111

		5,559,111
Capital markets (2.4%)

Ameriprise Financial, Inc.	51,200	2,775,552

Apollo Global Management, LLC. Class A	184,700	2,371,548

Bank of New York Mellon Corp. (The)(S)	172,000	4,067,800

Goldman Sachs Group, Inc. (The)	92,100	10,605,315

Manning & Napier, Inc.(NON)	200,051	2,900,740

Morgan Stanley	258,800	4,472,064

State Street Corp.	158,100	7,307,382

		34,500,401
Chemicals (2.5%)

Celanese Corp. Ser. A	52,900	2,563,534

CF Industries Holdings, Inc.	19,600	3,783,976

Dow Chemical Co. (The)(S)	118,943	4,029,789

E.I. du Pont de Nemours & Co.	72,300	3,865,158

Huntsman Corp.	223,621	3,166,473

LyondellBasell Industries NV Class A (Netherlands)	76,500	3,196,170

Monsanto Co.	54,400	4,144,192

PPG Industries, Inc.(S)	69,900	7,356,276

W.R. Grace & Co.(NON)	51,000	3,040,110

		35,145,678
Commercial banks (3.0%)

First Southern Bancorp, Inc. Class B(F)(NON)	112,320	842,400

PNC Financial Services Group, Inc.(S)	91,800	6,088,176

U.S. Bancorp(S)	216,200	6,955,154

Wells Fargo & Co.	837,598	28,000,901

		41,886,631
Communications equipment (2.7%)

Cisco Systems, Inc.	947,000	19,082,050

Motorola Solutions, Inc.	48,157	2,457,452

Nokia Corp. ADR (Finland)(S)	591,500	2,158,975

Qualcomm, Inc.	218,200	13,929,888

		37,628,365
Computers and peripherals (5.6%)

Apple, Inc.(NON)	107,367	62,728,096

EMC Corp.(NON)	279,200	7,876,232

Hewlett-Packard Co.	232,940	5,767,594

SanDisk Corp.(NON)	61,799	2,287,181

		78,659,103
Construction and engineering (0.2%)

KBR, Inc.	78,000	2,641,080

		2,641,080
Consumer finance (0.7%)

Capital One Financial Corp.	75,115	4,167,380

Discover Financial Services	178,700	6,057,930

		10,225,310
Containers and packaging (0.2%)

Owens-Illinois, Inc.(NON)	128,100	2,978,325

		2,978,325
Diversified financial services (3.6%)

Bank of America Corp.	799,642	6,485,097

Citigroup, Inc.	112,380	3,713,035

CME Group, Inc.	9,600	2,551,872

JPMorgan Chase & Co.	774,873	33,304,042

Nasdaq OMX Group, Inc. (The)(NON)	116,800	2,869,776

NBH Holdings Co. 144A Class A(NON)	159,300	2,708,100

		51,631,922
Diversified telecommunication services (2.3%)

AT&T, Inc.	394,005	12,966,705

Iridium Communications, Inc.(NON)(S)	550,497	4,838,869

Verizon Communications, Inc.	375,800	15,174,804

		32,980,378
Electric utilities (0.9%)

Edison International	114,300	5,030,343

Entergy Corp.	117,900	7,729,524

		12,759,867
Electronic equipment, instruments, and components (0.4%)

Jabil Circuit, Inc.(S)	118,100	2,769,445

TE Connectivity, Ltd. (Switzerland)	74,700	2,723,562

		5,493,007
Energy equipment and services (1.5%)

Cameron International Corp.(NON)	64,500	3,305,625

Diamond Offshore Drilling, Inc.(S)	53,500	3,667,425

Nabors Industries, Ltd.(NON)	176,700	2,942,055

Schlumberger, Ltd.	145,624	10,796,563

		20,711,668
Food and staples retail (2.3%)

Chefs' Warehouse, Inc. (The)(NON)	97,699	2,362,362

CVS Caremark Corp.	171,310	7,643,852

Kroger Co. (The)	132,100	3,073,967

Safeway, Inc.(S)	157,600	3,204,008

Walgreen Co.(S)	115,100	4,035,406

Wal-Mart Stores, Inc.(S)	219,000	12,901,290

		33,220,885
Food products (0.8%)

Bunge, Ltd.(S)	39,900	2,573,550

Mead Johnson Nutrition Co.	46,900	4,012,764

Post Holdings, Inc.(NON)	143,706	4,275,254

		10,861,568
Health-care equipment and supplies (1.9%)

Baxter International, Inc.	77,800	4,310,898

Boston Scientific Corp.(NON)	488,700	3,059,262

Covidien PLC (Ireland)	95,900	5,296,557

Medtronic, Inc.	106,500	4,068,300

St. Jude Medical, Inc.	141,300	5,471,136

Zimmer Holdings, Inc.	67,700	4,260,361

		26,466,514
Health-care providers and services (2.9%)

Aetna, Inc.	267,631	11,786,469

AmerisourceBergen Corp.	104,900	3,903,329

CIGNA Corp.	73,200	3,384,036

HCA Holdings, Inc.	89,900	2,420,108

McKesson Corp.(S)	110,000	10,055,100

Omnicare, Inc.(S)	72,700	2,532,868

UnitedHealth Group, Inc.	121,100	6,799,765

		40,881,675
Hotels, restaurants, and leisure (1.4%)

McDonald's Corp.	138,200	13,467,590

Wyndham Worldwide Corp.	133,000	6,695,220

		20,162,810
Household durables (0.2%)

Newell Rubbermaid, Inc.	171,800	3,126,760

		3,126,760
Household products (1.6%)

Colgate-Palmolive Co.(S)	81,700	8,083,398

Procter & Gamble Co. (The)	220,400	14,026,256

		22,109,654
Independent power producers and energy traders (0.4%)

AES Corp. (The)(NON)	512,400	6,415,248

		6,415,248
Industrial conglomerates (2.0%)

General Electric Co.	870,300	17,040,474

Tyco International, Ltd.	208,000	11,675,040

		28,715,514
Insurance (3.8%)

ACE, Ltd.	134,000	10,179,980

Allstate Corp. (The)	84,700	2,823,051

Assurant, Inc.	66,300	2,674,542

Berkshire Hathaway, Inc. Class B(NON)	44,280	3,562,326

Hartford Financial Services Group, Inc. (The)(S)	135,800	2,790,690

MetLife, Inc.	229,566	8,271,263

Principal Financial Group(S)	113,500	3,140,545

Prudential Financial, Inc.	160,700	9,728,778

RenaissanceRe Holdings, Ltd.(S)	35,800	2,794,548

Travelers Cos., Inc. (The)	111,000	7,139,520

		53,105,243
Internet and catalog retail (0.7%)

Amazon.com, Inc.(NON)	15,900	3,687,210

Priceline.com, Inc.(NON)(S)	9,000	6,847,380

		10,534,590
Internet software and services (1.3%)

Baidu, Inc. ADR (China)(NON)	21,000	2,786,700

eBay, Inc.(NON)	102,300	4,199,415

Google, Inc. Class A(NON)	19,442	11,766,882

		18,752,997
IT Services (4.1%)

Accenture PLC Class A	150,463	9,772,572

Alliance Data Systems Corp.(NON)	24,900	3,199,401

IBM Corp.(S)	171,000	35,410,680

Unisys Corp.(NON)	74,880	1,397,261

Visa, Inc. Class A(S)	41,800	5,140,564

Western Union Co. (The)(S)	177,400	3,260,612

		58,181,090
Life sciences tools and services (0.2%)

Agilent Technologies, Inc.	83,300	3,513,594

		3,513,594
Machinery (1.0%)

AGCO Corp.(NON)	48,800	2,272,616

Caterpillar, Inc.	52,400	5,385,148

Parker Hannifin Corp.(S)	74,700	6,550,443

		14,208,207
Media (3.2%)

Comcast Corp. Class A	402,300	12,201,759

DISH Network Corp. Class A	133,000	4,252,010

Interpublic Group of Companies, Inc. (The)	577,500	6,820,275

News Corp. Class A	212,000	4,155,200

Time Warner Cable, Inc.	93,000	7,481,850

Walt Disney Co. (The)(S)	239,600	10,329,156

		45,240,250
Metals and mining (0.7%)

Cliffs Natural Resources, Inc.(S)	31,000	1,930,060

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	112,700	4,316,410

Teck Resources Limited Class B (Canada)	87,700	3,273,841

		9,520,311
Multiline retail (1.2%)

Macy's, Inc.	215,200	8,827,504

Target Corp.	140,600	8,146,364

		16,973,868
Multi-utilities (0.8%)

Ameren Corp.	229,028	7,509,828

DTE Energy Co.	64,200	3,619,596

		11,129,424
Oil, gas, and consumable fuels (10.1%)

Apache Corp.	103,000	9,881,820

Chevron Corp.	342,800	36,528,768

ConocoPhillips	137,400	9,841,962

Devon Energy Corp.	76,200	5,322,570

Exxon Mobil Corp.	366,562	31,648,963

LRR Energy LP	467,613	8,908,028

Marathon Oil Corp.	250,900	7,361,406

Noble Energy, Inc.	31,400	3,118,648

Occidental Petroleum Corp.	130,000	11,858,600

Oiltanking Partners LP (Units)	158,142	4,630,398

Royal Dutch Shell PLC ADR (United Kingdom)	40,900	2,925,986

SandRidge Mississippian Trust II(NON)	182,100	4,204,689

Scorpio Tankers, Inc. (Monaco)(NON)	199,955	1,353,695

Ultra Petroleum Corp.(NON)(S)	90,000	1,778,400

Valero Energy Corp.	99,600	2,460,120

Whiting USA Trust II (Units)(NON)	3,917	90,091

		141,914,144
Paper and forest products (0.2%)

International Paper Co.	96,300	3,207,753

		3,207,753
Personal products (0.3%)

Avon Products, Inc.	200,300	4,326,480

		4,326,480
Pharmaceuticals (6.6%)

Abbott Laboratories(S)	173,200	10,748,792

Jazz Pharmaceuticals PLC (Ireland)(NON)	63,235	3,226,882

Johnson & Johnson	312,800	20,360,152

Medicines Co. (The)(NON)	150,152	3,316,858

Merck & Co., Inc.	470,200	18,450,648

Pfizer, Inc.	1,538,826	35,285,280

ViroPharma, Inc.(NON)(S)	95,200	2,070,600

		93,459,212
Professional services (0.4%)

Equifax, Inc.	49,200	2,254,344

Nielsen Holdings NV(NON)	95,300	2,784,666

		5,039,010
Real estate investment trusts (REITs) (0.3%)

Terreno Realty Corp.	76,874	1,099,298

Weyerhaeuser Co.	155,600	3,168,016

		4,267,314
Road and rail (0.8%)

Hertz Global Holdings, Inc.(NON)	383,991	5,917,301

Union Pacific Corp.	50,800	5,711,952

		11,629,253
Semiconductors and semiconductor equipment (2.4%)

Advanced Micro Devices, Inc.(NON)(S)	497,300	3,660,128

Avago Technologies, Ltd. (Singapore)	69,600	2,399,808

Intel Corp.	478,000	13,575,200

KLA-Tencor Corp.(S)	38,300	1,997,345

Maxim Integrated Products, Inc.	101,400	2,999,412

Novellus Systems, Inc.(NON)(S)	80,200	3,749,350

Texas Instruments, Inc.	153,200	4,893,208

		33,274,451
Software (4.6%)

Adobe Systems, Inc.(NON)	132,100	4,433,276

CA, Inc.(S)	111,000	2,932,620

Microsoft Corp.	1,007,200	32,250,544

Oracle Corp.	768,100	22,574,459

Symantec Corp.(NON)	157,100	2,595,292

		64,786,191
Specialty retail (2.4%)

Advance Auto Parts, Inc.	32,200	2,955,960

AutoZone, Inc.(NON)	7,400	2,931,584

Best Buy Co., Inc.(S)	142,800	3,151,596

Foot Locker, Inc.	106,400	3,254,776

GNC Holdings, Inc. Class A	34,957	1,365,420

Home Depot, Inc. (The)(S)	201,400	10,430,506

Lowe's Cos., Inc.	147,000	4,626,090

Rent-A-Center, Inc.	37,600	1,286,296

Staples, Inc.(S)	210,300	3,238,620

		33,240,848
Textiles, apparel, and luxury goods (0.4%)

Coach, Inc.	76,700	5,611,372

		5,611,372
Tobacco (2.6%)

Lorillard, Inc.	49,300	6,669,797

Philip Morris International, Inc.	332,800	29,788,928

		36,458,725
Trading companies and distributors (0.5%)

Air Lease Corp.(NON)	166,050	3,905,496

WESCO International, Inc.(NON)(S)	43,400	2,881,326

		6,786,822

Total common stocks (cost $1,261,025,342)		$1,395,152,573

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
	Shares	Value

Citigroup, Inc. $7.50 cv. pfd.	41,340	$4,016,594

Unisys Corp. Ser. A, 6.25% cv. pfd.	16,345	973,181

Total convertible preferred stocks (cost $5,967,180)		$4,989,775

INVESTMENT COMPANIES (0.3%)(a)
	Shares	Value

SPDR S&P Homebuilders ETF(S)	209,800	$4,516,994

Total investment companies (cost $3,447,248)		$4,516,994

PREFERRED STOCKS (—%)(a)
	Shares	Value

First Southern Bancorp, Inc. 5.00% cum. pfd. (acquired 12/17/09, cost $192,000)(F)(RES)(NON)	192	$192,000

Total preferred stocks (cost $192,000)		$192,000

SHORT-TERM INVESTMENTS (10.2%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.20%(d)	140,946,163	$140,946,163

Putnam Money Market Liquidity Fund 0.10%(e)	2,484,550	2,484,550

Total short-term investments (cost $143,430,713)		$143,430,713

TOTAL INVESTMENTS

Total investments (cost $1,414,062,483)(b)		$1,548,282,055

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2011 through April 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,411,833,537.
(b)	The aggregate identified cost on a tax basis is $1,418,411,383, resulting in gross unrealized appreciation and depreciation of $222,759,254 and $92,888,582, respectively, or net unrealized appreciation of $129,870,672.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $192,000, or less than 0.1% of net assets.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $137,127,352. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $140,946,163, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $3,288 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $132,998,121 and $132,420,090, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$149,182,745	$—	$—
Consumer staples	142,704,924	—	—
Energy	162,625,812	—	—
Financials	192,066,321	2,708,100	842,400
Health care	180,731,749	—	—
Industrials	153,378,334	—	—
Information technology	296,775,204	—	—
Materials	50,852,067	—	—
Telecommunication services	32,980,378	—	—
Utilities	30,304,539	—	—
Total common stocks	1,391,602,073	2,708,100	842,400
Convertible preferred stocks	—	4,989,775	—
Investment companies	4,516,994	—	—
Preferred stocks	—	—	192,000
Short-term investments	2,484,550	140,946,163	—

Totals by level	$1,398,603,617	$148,644,038	$1,034,400

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2012